Taxation (Details) - HKD ($) $ in Millions		12 Months Ended
	Apr. 01, 2018	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020
Taxation (Details) [Line Items]
Percentage of tax rate	16.50%	(24.90%)		(8.40%)	(0.30%)	15.00%
Assessable profits (in Dollars)	$ 2
Percentage of assessable profits	16.50%
Percentage of tax rate			15.00%
Income tax dividend percent		25.00%
Income tax dividends		10.00%
Hong Kong [Member]
Taxation (Details) [Line Items]
Percentage of tax rate	8.25%	5.00%
Assessable profits (in Dollars)	$ 2
PRC [Member]
Taxation (Details) [Line Items]
Percentage of tax rate		25.00%
PRC [Member] | Foreign [Member]
Taxation (Details) [Line Items]
Percentage of tax rate		25.00%
High and New Technology Enterprises [Member]
Taxation (Details) [Line Items]
Percentage of tax rate		15.00%